CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
Cash flows from operating activities:
Net loss	$ (52,236)	$ (44,805)	$ (109,327)
Adjustments to reconcile net loss to cash flows from operations:
Depreciation and amortization	26,911	35,925	51,841
Impairment charges		4,598
Bad debt expense	1,900	5,090	2,539
Write-off of note receivable relating to discontinued operations		3,180
(Gain) loss on disposal of discontinued operations		(7,803)	39,131
Deferred income taxes	(646)	(7,237)	(1,018)
Share-based compensation expense	3,544	3,919	2,617
Amortization of discount and deferred financing fees	4,217	5,143	5,767
Gain on extinguishment of debt		(4,236)
Equity in earnings of affiliates	(2,655)	(492)	(1,388)
Dividends received from affiliates	4,941	4,568	5,005
Restructuring activities	12,878	5,115	987
Write-down of inventory		7,905
Gain from disposal of property and equipment	(4,151)	(996)	(1,689)
Changes in current assets and liabilities:
Customer receivables	19,113	2,071	(25,530)
Costs and estimated earnings in excess of billings on uncompleted contracts	17,382	(1,348)	(4,902)
Inventories	1,306	382	1,513
Other current assets	(1,585)	8,879	5,271
Accounts payable and accrued expenses	(16,507)	(10,305)	7,947
Billings in excess of costs and estimated earnings on uncompleted contracts	(1,468)	(9,952)	2,852
Other, net	28	92	(4,718)
Cash provided by (used in) operating activities	12,972	(307)	(23,102)
Cash flows from investing activities:
Additions to property and equipment	(21,818)	(25,668)	(16,211)
Proceeds from disposal of property and equipment	9,962	6,505	5,897
Proceeds from sale of business, net of cash divested		42,348	(3,367)
Deposit of cash into restricted accounts		(2,678)	(32,842)
Release of cash from restricted accounts	3,466	1,857	31,344
Proceeds from redemption of preferred units			500
Proceeds from redemption of insurance contracts			11,094
Cash (used in) provided by investing activities	(8,390)	22,364	(3,585)
Cash flows from financing activities:
Borrowing under revolving facilities			46,444
Repayments under revolving loan facilities		(22,039)	(27,312)
Net increase in notes payable			2,454
Proceeds from issuance of long term convertible notes		49,950
Payment of debt issuance costs	(9)	(5,486)	(4,332)
Principal payments under capital lease obligation	(65)	(154)	(661)
Purchases and retirement of Company shares	(3)	(345)	(28)
Distribution to noncontrolling interest			(1,619)
Cash (used in) provided by financing activities	(77)	21,926	14,946
Effects of exchange rate changes on cash	(1,074)	(75)	(1,611)
Net increase (decrease) in cash and cash equivalents	3,431	43,908	(13,352)
Cash and cash equivalents at beginning of year	65,569	21,661	35,013
Cash and cash equivalents at end of year	$ 69,000	$ 65,569	$ 21,661